Right-of-Use assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Right of use assets [Abstract]
Summary of right of use assets

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment *		Vehicles		Total
Gross carrying value:
As at April 1, 2020	₹	2,003	₹	15,624	₹	4,236	₹	826	₹	22,689
Additions		79		5,323		770		162		6,334
Additions through Business combinations		—		352		—		84		436
Disposals		—		(2,503)		(1,103)		(154)		(3,760)
Translation adjustment		—		48		15		8		71

As at March 31, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Accumulated depreciation:
As at April 1, 2020	₹	27	₹	3,928	₹	1,721	₹	265	₹	5,941
Depreciation		28		4,487		1,465		285		6,265
Disposals		—		(1,703)		(1,023)		(119)		(2,845)
Translation adjustment		—		(9)		(6)		4		(11)

As at March 31, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350

Net carrying value as at March 31, 2021									₹	16,420

Gross carrying value:
As at April 1, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Additions		15		7,517		429		105		8,066
Additions through Business combinations		—		2,920		—		36		2,956
Disposals		(819)		(3,360)		(1,861)		(149)		(6,189)
Translation adjustment		—		72		25		(14)		83

As at March 31, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Accumulated depreciation:
As at April 1, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350
Depreciation		24		5,572		849		264		6,709
Disposals		(21)		(2,667)		(1,518)		(121)		(4,327)
Translation adjustment		—		68		24		(8)		84

As at March 31, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816

Net carrying value as at March 31, 2022									₹	18,870

*	Including net carrying value of computer equipment amounting to ₹ 8 and ₹ 6 as at March 31, 2021 and 2022, respectively.

Disclosure of Lease Expenses
The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2020		2021		2022
Interest expenses on lease liabilities	₹	914	₹	798	₹	894
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets		44		53		150
Leases with less than twelve months of lease term		2,085		1,876		2,392

	₹	3,043	₹	2,727	₹	3,436